FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF CLASSIFIED FINANCIAL ASSETS AND LIABILITIES

The Company has classified financial assets and (liabilities) as follows:

	September 30,	December 31,
	2023	2022
Cash and cash equivalents, measured at amortized cost:
Cash and cash equivalents	$4,476,478	$9,229,845
Receivables, measured at amortized cost:
Accounts receivable	$-	$62,842
Other liabilities, measured at amortized cost:
Accounts payable and accrued liabilities	$(1,353,208)	$(3,362,430)
Covid-19 government support loans	$(29,428)	$(29,520)
Contract liabilities	$(105,263)	$(274,192)